Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 289,977	$ 261,185	$ 295,201
Additions	109,012	63,523	18,420
Deductions	(30,719)	(25,248)	(65,071)
Translation	(45,681)	(9,483)	12,635
Balance at end of period	322,589	289,977	261,185
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	5,098	4,023	6,390
Additions	6,567	2,687	2,065
Deductions	(800)	(1,473)	(4,682)
Translation	(1,492)	(139)	250
Balance at end of period	9,373	5,098	4,023
Valuation Allowance of Deferred Tax Assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	270,057	236,563	223,775
Additions	76,085	43,563
Deductions	(4,389)	(3,942)	(3,378)
Translation	(40,741)	(6,127)	16,166
Balance at end of period	301,012	270,057	236,563
Provision For Contingencies [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	14,822	20,599	65,036
Additions	26,360	17,273	16,355
Deductions	(25,530)	(19,833)	(57,011)
Translation	(3,448)	(3,217)	(3,781)
Balance at end of period	12,204	14,822	20,599
Legal Reserve Accrual [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Additions	26,360	17,273	15,897
Legal Reserve Balance Sheet Reclassifications [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Additions			458
Legal Reserve Settlements [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Deductions	(25,413)	(18,876)	(27,420)
Legal Reserve Reclassifications [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Deductions	(117)	(957)	(1,163)
Legal Reserve Amnesty Program [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Deductions			$ (28,428)